Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross Sales	$ 21,389	$ 17,314	$ 11,015
Less: Royalties	545	271	9
Revenue	20,844	17,043	11,006
Expenses
Purchased Product	8,744	8,033	6,978
Transportation and Blending	5,942	3,748	1,715
Operating	2,184	1,949	1,239
Production and Mineral Taxes	1	1
(Gain) Loss on Risk Management	305	896	401
Depreciation, Depletion and Amortization	2,131	1,838	931
Exploration Expense	2,123	888	2
Segment Income (Loss)	(586)	(310)	(260)
General and Administrative	391	300	318
Onerous Contract Provisions	629	8	8
Finance Costs	627	645	390
Interest Income	(19)	(62)	(52)
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)		(2,555)
Transaction Costs		56
Re-measurement of Contingent Payment	50	(138)
Research Costs	25	36	36
(Gain) Loss on Divestiture of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Total Non-operating (Income) Expense	3,340	(2,526)	542
Earnings (Loss) From Continuing Operations Before Income Tax	(3,926)	2,216	(802)
Income Tax Expense (Recovery)	(1,010)	(52)	(343)
Net Earnings (Loss) From Continuing Operations	(2,916)	2,268	(459)
Oil Sands [Member]
Revenues
Gross Sales	10,026	7,362	2,929
Less: Royalties	473	230	9
Revenue	9,553	7,132	2,920
Expenses
Transportation and Blending	5,879	3,704	1,721
Operating	1,037	934	501
(Gain) Loss on Risk Management	1,551	307	(179)
Operating Margin	1,086	2,187	877
Depreciation, Depletion and Amortization	1,439	1,230	655
Exploration Expense	6	888	2
Segment Income (Loss)	(359)	69	220
Deep Basin [Member]
Revenues
Gross Sales	904	555
Less: Royalties	72	41
Revenue	832	514
Expenses
Transportation and Blending	90	56
Operating	403	250
Production and Mineral Taxes	1	1
(Gain) Loss on Risk Management	26
Operating Margin	312	207
Depreciation, Depletion and Amortization	412	331
Exploration Expense	2,117
Segment Income (Loss)	(2,217)	(124)
Refining and Marketing [Member]
Revenues
Gross Sales	11,183	9,852	8,439
Revenue	11,183	9,852	8,439
Expenses
Purchased Product	9,261	8,476	7,325
Operating	927	772	742
(Gain) Loss on Risk Management	(1)	6	26
Operating Margin	996	598	346
Depreciation, Depletion and Amortization	222	215	211
Segment Income (Loss)	774	383	135
Corporate and Eliminations [Member]
Revenues
Gross Sales	(724)	(455)	(353)
Revenue	(724)	(455)	(353)
Expenses
Purchased Product	(517)	(443)	(347)
Transportation and Blending	(27)	(12)	(6)
Operating	(183)	(7)	(4)
(Gain) Loss on Risk Management	(1,271)	583	554
Depreciation, Depletion and Amortization	58	62	65
Segment Income (Loss)	1,216	(638)	(615)
General and Administrative	391	300	318
Onerous Contract Provisions	629	8	8
Finance Costs	627	645	390
Interest Income	(19)	(62)	(52)
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)		(2,555)
Transaction Costs		56
Re-measurement of Contingent Payment	50	(138)
Research Costs	25	36	36
(Gain) Loss on Divestiture of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Total Non-operating (Income) Expense	$ 3,340	$ (2,526)	$ 542